Agreements (Details) ₪ in Millions	Dec. 31, 2017 ILS (₪)
Agreements [Line Items]
Minimum future contractual rental payments	₪ 1,020
Real estate [Member]
Agreements [Line Items]
Minimum future contractual rental payments	810
Vehicles [Member]
Agreements [Line Items]
Minimum future contractual rental payments	210
2018 [Member]
Agreements [Line Items]
Minimum future contractual rental payments	310
2018 [Member] | Real estate [Member]
Agreements [Line Items]
Minimum future contractual rental payments	222
2018 [Member] | Vehicles [Member]
Agreements [Line Items]
Minimum future contractual rental payments	88
2019 [Member]
Agreements [Line Items]
Minimum future contractual rental payments	287
2019 [Member] | Real estate [Member]
Agreements [Line Items]
Minimum future contractual rental payments	213
2019 [Member] | Vehicles [Member]
Agreements [Line Items]
Minimum future contractual rental payments	74
2020 [Member]
Agreements [Line Items]
Minimum future contractual rental payments	213
2020 [Member] | Real estate [Member]
Agreements [Line Items]
Minimum future contractual rental payments	165
2020 [Member] | Vehicles [Member]
Agreements [Line Items]
Minimum future contractual rental payments	48
2021 [Member]
Agreements [Line Items]
Minimum future contractual rental payments	86
2021 [Member] | Real estate [Member]
Agreements [Line Items]
Minimum future contractual rental payments	86
2021 [Member] | Vehicles [Member]
Agreements [Line Items]
Minimum future contractual rental payments
2022 [Member]
Agreements [Line Items]
Minimum future contractual rental payments	50
2022 [Member] | Real estate [Member]
Agreements [Line Items]
Minimum future contractual rental payments	50
2022 [Member] | Vehicles [Member]
Agreements [Line Items]
Minimum future contractual rental payments
2023 onwards [Member]
Agreements [Line Items]
Minimum future contractual rental payments	74
2023 onwards [Member] | Real estate [Member]
Agreements [Line Items]
Minimum future contractual rental payments	74
2023 onwards [Member] | Vehicles [Member]
Agreements [Line Items]
Minimum future contractual rental payments